TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Balance at beginning of year	$ 4,548	$ 5,792
Reductions for prior years' tax position	(234)	(237)
Additions for current year's tax position	438	482
Reduction of prior years' tax position due to lapse of statute of limitation		(1,489)
Balance at end of year	$ 4,752	$ 4,548